Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Schedule of Transaction with Directors	This agreement has a five year initial term and automatically extends for additional one year terms unless otherwise unilaterally terminated.
	Year Ended December 31,
Transactions with Directors	2023	2022
	(in thousands)
Loan from Vestco, a related party to Board member and CEO Vincent Browne	$210	$-
Final payment made to Vestco on November 16, 2023	(210)	-
Total	$-	$-

Schedule of Director's Renumeration
	Year Ended December 31,
Director’s remuneration	2023	2022
	(in thousands)
Remuneration in respect of services as directors	$606	$315
Remuneration in respect to long term incentive schemes	-	-
Total	$606	$315